Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 30,852	$ 29,966
Commercial paper	52,884	42,138
Covered bonds	$ 28,400	$ 29,076